November 1, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Popular High Grade Fixed-Income Fund, Inc. (the “Fund”)

File Nos. 333-259158 and 811-81123697

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the Fund’s Prospectus and Statement of Additional Information, each dated October 27, 2023, that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the Prospectus and Statement of Additional Information, each dated October 27, 2023, contained in Post-Effective Amendment No. 1 under the Securities Act and Amendment No. 6 under the Investment Company Act of 1940, as amended, to the Fund’s Registration Statement on Form N-1A, which was filed on October 27, 2023 (Accession No. 0001398344-23-019869).

Sincerely,

/s/Angel M. Rivera

Angel M. Rivera

President